Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 2,372,175	$ 2,514,552
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and Equipment, Gross	1,769,777	1,858,959
[custom:MachineryAndEquipmentNet-0]	1,769,777	1,858,959
Accumulated Depreciation Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMachineryAndEquipment-0]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	421,432	421,432
[custom:FurnitureAndFixturesNet-0]	117,215	135,349
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(304,217)	(286,083)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	326,788
[custom:TransportationEquipmentNet-0]	128,772	161,450
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(198,016)	(165,338)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	29,390
[custom:LeaseholdImprovementsNet-0]	6,411	8,794
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(22,979)	(20,596)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	2,897,387	2,986,569
Property, Plant and Equipment, Net, Total	2,372,175	2,514,552
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (525,212)	$ (472,017)